SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
In January 2021, the Company issued 0.3 million new shares pursuant to the Company's dividend reinvestment plan and At-the-Market Sales Agreement offering.

On February 17, 2021, the Board of Directors of the Company declared a dividend of $0.15 per share which will be paid in cash on or around March 30, 2021.

In February 2021, Seadrill and most of its subsidiaries filed Chapter 11 cases in the Southern District of Texas. SFL and certain of its subsidiaries have entered into court approved interim agreements with Seadrill relating to two of the Company’s drilling rigs, West Linus and West Hercules, allowing for the uninterrupted performance of sub-charters to oil majors while the Chapter 11 process is ongoing.
Pursuant to these agreements, Seadrill will be allowed to use funds received from the respective sub-charterers to pay a fixed level of operating and maintenance expenses in additional to general and administrative costs. In exchange, SFL will receive approximately 65 - 75% of the lease hire under the existing charter agreements for West Linus and West Hercules for the same period.

With regards to the third rig, West Taurus, the lease has been rejected by the court and the rig will be redelivered to SFL within approximately three months. This rig is debt free and has been held in layup by Seadrill for more than five years. SFL is currently evaluating strategic alternatives for this rig, including potential recycling at an EU approved recycling facility.

In March 2021, the Company received a capital dividend of approximately $8.8 million from ADS Maritime Holding following the sale of its remaining two vessels. Also in March 2021, the Company sold its remaining shares in ADS Maritime Holding for a consideration of approximately $0.8 million.

In March 2021, the Company agreed to purchase a container vessel with a long term charter to a leading container liner operator. The delivery is expected to take place in the third quarter of 2021.